CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		30 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Net loss for the period	$ (4,907,669)	$ (6,871,411)	$ (12,629,648)	$ (12,037,033)	$ (57,879,171)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities	(250,315)	(265,185)	(267,149)	(375,804)	1,066,137
Adjustment for realized gains included in net loss	0	(313,477)	(7,373)	(511,668)	(1,021,692)
Other comprehensive income (loss)	(250,315)	(578,662)	(274,522)	(887,472)	44,445
Comprehensive loss for the period	$ (5,157,984)	$ (7,450,073)	$ (12,904,170)	$ (12,924,505)	$ (57,834,726)